Income Taxes	9 Months Ended	12 Months Ended
	Feb. 28, 2023	May 31, 2022
Income Taxes
Income Taxes

Note 8. Income Taxes

The Company calculates its quarterly taxes under the effective tax rate method based on applying an anticipated annual effective rate to its year-to-date income, except for discrete items. Income taxes for discrete items are computed and recorded in the period that the specific transaction occurs. The Company’s net tax expense for the three and nine months ended February 28, 2023 and 2022 was zero. The Company does not consider it more likely than not that the benefits from the net deferred taxes will be realized; therefore, the Company maintains a full valuation allowance as of February 28, 2023 and May 31, 2022, thus creating a difference between the effective tax rate of 0% and the statutory rate of 21%.

Note 9. Income Taxes

Deferred taxes are recorded for all existing temporary differences in the Company’s assets and liabilities for income tax and financial reporting purposes. As noted below, there was no net deferred tax benefit or expense for the periods ended May 31, 2022, and 2021. Reconciliation of the federal statutory income tax rate of 21% to the effective income tax rate is as follows:

	Years ended May 31,
	2022	2021
Income tax provision at statutory rate:	21.0%	21.0%
Derivative loss	—	—
Non-deductible debt issuance costs	—	—
Non-deductible interest on convertible notes	(0.5)	(0.6)
Inducement interest expense	(0.7)	(1.5)
Other	1.1	—
Credit carry-forward released	(0.2)	(0.1)
Non-deductible loss on induced conversion	(3.7)	(2.6)
Non-deductible debt discount amortization	(0.3)	(0.6)
IRC section 162(m) limitation	(0.1)	(1.1)
Stock-based compensation in excess of ASC 718	0.0	1.7
Non-deductible expense on induced conversion of debt	(0.3)	(1.2)
Valuation allowance	(16.3)	(15.0)
Effective income tax rate	0.0%	0.0%

Net deferred tax assets and liabilities, non-current, are comprised of the following:

	As of May 31,
	2022	2021
Net operating loss	$106,965	$74,258
Credits	2,063	2,063
ASC 718 expense on NQO’s	6,057	5,510
Charitable contribution carry forward	14	14
Accrued vacation and payroll	68	87
ASC 842 lease accounting	—	(3)
Right of use asset	(112)	—
Lease liability	117	—
Inventory	2,138	146
Accrued expenses	89	874
Amortization	238	396
Fixed assets	1	—
Basis difference in acquired assets	—	(91)
Valuation allowance	(117,638)	(83,254)
Deferred tax asset, non-current	$—	$—
Non-current asset	117,638	83,254
Valuation allowance	(117,638)	(83,254)
Deferred tax asset (liability) non-current	$—	$—

The income tax benefit for the period presented is offset by a valuation allowance established against deferred tax assets arising from operating losses and other temporary differences, the realization of which is not considered more likely than not. In future periods, tax benefits and related tax deferred assets will be recognized when management considers realization of such amounts to be more likely than not. As of May 31, 2022 and 2021, the Company had available net operating loss carry forwards of approximately $509.4 million and $352.0 million, respectively, which expire beginning in 2023. The Company’s income tax returns remain subject to examination by all tax jurisdictions for tax years ended May 31, 2019 through 2021.